Condensed Financial Information of Registrant Prudential plc - Notes (Details) £ / shares in Units, £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 16, 2024 GBP (£) £ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Jan. 05, 2024 shares
Additional information
Profit (loss) for the year			$ 1,701	$ (1,007)	[1]	$ (2,042)
Shareholders' equity			17,823	16,731	[2]	18,936	[2]
Share repurchase programme
Additional information
Number of shares covered by shares repurchase programme | shares								3,851,376
Number of shares purchased | shares	3,851,376
Shares repurchased as percentage of total number of ordinary shares in issue	0.14%
Volume weighted average price of shares repurchased | £ / shares	£ 8.2676
Consideration paid for repurchase of shares | £	£ 32
Accounting difference
Additional information
Profit (loss) for the year			(65)	108		28
Shareholders' equity				66
Share in IFRS amount of the Group
Additional information
Profit (loss) for the year			241	(1,570)		(4,718)
Shareholders' equity			1,239	1,123
Prudential plc
Additional information
Increase in the fair value of liability on initial recognition		$ 17
Dividends received by parent company from consolidated subsidiary undertakings			1,277	708		3,597
Profit (loss) for the year			1,525	455		2,648
Shareholders' equity			16,584	15,542
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income			8	(125)		$ 273
Prudential plc | Share repurchase programme
Additional information
Number of shares covered by shares repurchase programme | shares								3,851,376
Number of shares purchased | shares	3,851,376
Shares repurchased as percentage of total number of ordinary shares in issue	0.14%
Volume weighted average price of shares repurchased | £ / shares	£ 8.2676
Consideration paid for repurchase of shares | £	£ 32
Prudential plc | Jackson Financial Inc
Additional information
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income			$ 8	$ (125)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published